Subsequent Events	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Subsequent Event [Line Items]
Subsequent Events	Subsequent Events
The Plan has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Except as disclosed below, there were no events that require adjustment to or disclosure in the financial statements of the Plan.